Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Net operating loss carryforwards	$ 4,384,000	$ 3,655,000
Temporary differences	9,000	9,000
Permanent differences	(733,000)	(653,000)
Valuation allowance	(3,660,000)	(3,011,000)
Net deferred tax assets	$ 0	$ 0